Commitments, Contingent Liabilities and Other - Additional Information (Detail) € in Millions, ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 EUR (€)	Mar. 31, 2018 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 367,991
Litigation case about optical disk drive business, fine from European Commission | €	€ 31
Maximum potential amount of future payments under guarantees		2,642
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused portion of lines of credit extended to customers		31,245
Pictures
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 118,914
Purchase commitments and other outstanding, term		3 years
Music
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 73,259
Purchase commitments and other outstanding, term		5 years
Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 26,227
Purchase commitments and other outstanding, term		2 years
Advertising and Promotional Rights
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 6,379
Purchase commitments and other outstanding, term		2 years